FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, Movement of warrant liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Change in liability [Abstract]
Warrant liabilities, Opening Balance	$ 751	$ 965
Fair value adjustment	2,305	(364)
Warrants vested during the period	833	150
Warrant liabilities, Closing balance	$ 3,889	$ 751